Business Segments Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Results Of Operations By Business Segments

	Sales			Earnings			Total Assets
	2010	2011	2012	2010	2011	2012	2010	2011	2012
Process Management	$6,022	7,000	7,899	1,093	1,402	1,599	5,406	5,915	6,607
Industrial Automation	4,289	5,294	5,188	591	830	871	3,688	3,818	3,619
Network Power	5,828	6,811	6,399	800	756	624	8,072	7,945	7,212
Climate Technologies	3,801	3,995	3,766	691	709	668	2,172	2,229	2,260
Commercial &
Residential Solutions	1,755	1,837	1,877	357	375	396	1,314	1,271	1,155
	21,695	24,937	25,129	3,532	4,072	4,158	20,652	21,178	20,853
Differences in
accounting methods				195	231	226
Corporate and other (a)(b)				(587)	(449)	(1,045)	2,191	2,683	2,965
Sales eliminations/Interest	(656)	(715)	(717)	(261)	(223)	(224)
Total	$21,039	24,222	24,412	2,879	3,631	3,115	22,843	23,861	23,818

Business Segments Financial Information

	Intersegment Sales			Depreciation and Amortization Expense			Capital Expenditures
	2010	2011	2012	2010	2011	2012	2010	2011	2012
Process Management	$3	7	13	183	198	198	105	194	228
Industrial Automation	570	640	619	150	148	138	114	138	134
Network Power	31	24	38	205	286	256	103	99	101
Climate Technologies	46	42	45	148	138	133	104	120	106
Commercial &
Residential Solutions	6	2	2	95	57	53	57	35	46
Corporate and other				35	40	45	41	61	50
Total	$656	715	717	816	867	823	524	647	665

Financial Information By Geographic Area

	Sales by Destination			Property, Plant and Equipment
	2010	2011	2012	2010	2011	2012
United States and Canada	$9,823	10,773	10,980	1,858	1,869	1,918
Asia	4,858	5,636	5,790	505	583	592
Europe	4,309	5,271	4,946	683	714	689
Latin America	1,065	1,319	1,430	229	262	293
Middle East/Africa	984	1,223	1,266	12	9	17
Total	$21,039	24,222	24,412	3,287	3,437	3,509